Cover	Jan. 30, 2026
Cover [Abstract]
Entity Registrant Name	TECH TONIC GROUP CORP.
Entity Central Index Key	0002029303
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 30, 2026
Entity Ex Transition Period	false
Entity File Number	000-56793
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	36-5075435
Entity Address Address Line 1	Remscheider Str. 54
Entity Address City Or Town	Krefeld
Entity Address Country	DE
Entity Address Postal Zip Code	47807
City Area Code	307
Local Phone Number	855-1550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value of $0.001